Leases - Obligations and Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Non-Current	$ 56,585	$ 54,484
Current	12,867	11,766
Total lease liabilities	69,452	66,250	$ 58,536
Other leases
Lease liabilities
Non-Current, other leases	24,576	20,304
current, other leases	9,404	8,083
Total, Other leases	33,980	28,387
Tolling Agreement
Lease liabilities
Non-Current	32,009	34,180
Current	3,463	3,683
Total lease liabilities	$ 35,472	$ 37,863